Segment Information - Summary of Operating Segments Disclosures - Other Items (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Property, plant and equipment		€ 1,229	€ 1,121
Financial assets		27	2
Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment		1,477	1,091	€ 986
Financial assets		28	2	11
Additions to non-current assets		1,505	1,093	997
Discontinued operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment		1,477	1,121	1,044
Financial assets		29	2	11
Additions to non-current assets		1,506	1,123	1,055
Americas Materials [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment	[1]	671	429	375
Financial assets	[1]	27	2	5
Additions to non-current assets	[1]	698	431	380
Europe materials [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment		491	453	404
Financial assets		1
Additions to non-current assets		492	453	404
Building Products [member] | Continuing operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment		315	209	207
Financial assets				6
Additions to non-current assets		315	209	213
Europe Distribution [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment			30	29
Financial assets		1
Additions to non-current assets		€ 1	30	29
Americas Distribution [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Property, plant and equipment				29
Financial assets
Additions to non-current assets				€ 29

[1]	Additions to property, plant and equipment includes €86 million relating to leased mineral reserves which fall outside the scope of IFRS 16.